Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

NOTE 10 — Property, plant and equipment, net

Property, plant and equipment, net consisted of the following (in millions):

	Land and land improvements	Machinery and equipment	Research and laboratory equipment	Other	Transportation	Buildings and leasehold improvements	Construction in progress	Total
Cost
At December 31, 2012	$62.7	$805.1	$112.4	$296.7	$30.2	$808.7	$114.7	$2,230.5
Additions	4.0	79.1	3.5	36.9	4.8	30.2	19.3	177.8
Additions due to the Warner Chilcott Acquisition	20.7	62.1	—	34.9	32.5	51.1	18.7	220.0
Disposals / transfers / impairments	(19.2)	(48.0)	(1.4)	(4.2)	(5.7)	(25.5)	(1.0)	(105.0)
Transfer to assets held for sale	—	(8.0)	—	(1.3)	—	(3.6)	—	(12.9)
Currency translation	0.2	11.4	0.1	0.3	—	5.3	1.2	18.5

At December 31, 2013	$68.4	$901.7	$114.6	$363.3	$61.8	$866.2	$152.9	$2,528.9

Accumulated depreciation
At December 31, 2012	$—	$299.9	$80.9	$214.7	$5.4	$144.6	$—	$745.5
Additions	—	97.3	8.9	32.3	6.4	57.1	—	202.0
Disposals / transfers / impairments	—	(25.0)	(0.9)	(1.1)	(3.8)	(5.4)	—	(36.2)
Transfer to assets held for sale	—	(0.5)	—	(0.8)	—	(0.7)	—	(2.0)
Currency translation	—	2.6	(0.1)	—	—	0.3	—	2.8

At December 31, 2013	$—	$374.3	$88.8	$245.1	$8.0	$195.9	$—	$912.1

Net book value
At December 31, 2012	$62.7	505.2	31.5	82.0	24.8	664.1	114.7	$1,485.0

At December 31, 2013	$68.4	527.4	25.8	118.2	53.8	670.3	152.9	$1,616.8

Depreciation expense was $202.0 million, $97.5 million and $93.6 million in the years ended December 31, 2013, 2012 and 2011, respectively.